BUSINESS COMBINATION (Details Narrative 2) - Far West Entertainment [Member]	Apr. 27, 2021 USD ($)
Business Acquisition [Line Items]
Fair value of shares issued	$ 5,689,755
Cash consideration	750,000
Fair value of prior investment in EON Media Group	1,615,030
Total consideration paid	$ 8,054,785